Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from investing activities
Additions in investments	R$ 10,780	R$ 4,829	R$ 30,970
Additions to intangible	13,388	8,319	4,546
Net cash used in investing activities from continuing operations	(3,099,567)	(2,216,994)	(2,383,321)
Net cash generated by investment activities from discontinued operations	(35,524)	(558,002)	2,415,229
NET CASH USED FROM INVESTING ACTIVITIES	(3,135,091)	(2,774,996)	31,908
Cash flow from financing activities
Net cash used in financing activities	2,696,572	(1,922,041)	(2,884,427)
Cash and cash equivalents at the beginning of the period	2,678,457	3,472,845
Cash and cash equivalents at the end of the period	5,634,623	2,678,457	3,472,845
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net cash generated from operating activities	811,605	3,079,427	2,892,312
Cash flow from investing activities
Financial investments	(6,109)	(5,636)	2,399
Loans and financing granted to related parties	(236,024)	(146,063)
Receipt of loans and financing granted to related parties	282,087	100,000	33,899
Additions in investments	(61,950)	(4,829)	(503,202)
Capital reduction of investees.			82,330
Additions to property, plant and equipment	(1,659)	(4,436)	(1,847)
Additions to intangible	(1,742)	(1,592)	(1,771)
Net cash used in investing activities from continuing operations	(25,397)	(62,556)	(388,192)
Net cash generated by investment activities from discontinued operations	(35,000)		2,506,837
NET CASH USED FROM INVESTING ACTIVITIES	(60,397)	(62,556)	2,118,645
Cash flow from financing activities
Amortization of principal - loans and financing		(774,899)
Amortization of principal - debentures		(500,000)	(300,000)
Amortization of principal - Lease liabilities	(512)	(378)	(317)
Amortization of principal of related parties liabilities			(280,000)
Dividends and interest on capital paid	(750,371)	(2,167,769)	(3,847,288)
Net cash used in financing activities	(750,883)	(3,443,046)	(4,427,605)
Total effects on cash and cash equivalents	325	(426,175)	583,352
Cash and cash equivalents at the beginning of the period	199,877	626,052	42,700
Cash and cash equivalents at the end of the period	2,231,413	199,877	626,052
Change in cash and cash equivalents	R$ 2,031,536	R$ (426,175)	R$ 583,352